Consolidated Statements of Changes in Partners' Capital (Net Asset Value) - USD ($)	Class A General Partner	Class A Limited Partners	Class A	Class B General Partner	Class B Limited Partners	Class B	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 1 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners	Legacy 2 Class	Global 1 Class General Partner	Global 1 Class Limited Partners	Global 1 Class	Global 2 Class General Partner	Global 2 Class Limited Partners	Global 2 Class	Global 3 Class General Partner	Global 3 Class Limited Partners	Global 3 Class	Total
Partners' capital, (net asset value) at Dec. 31, 2013	$ 893,603						$ 882,283			$ 847,762			$ 1,146,701			$ 1,626,069
Partners' capital, (net asset value) (in units) at Dec. 31, 2013	763.99						1,025.00			1,000.00			1,372.89			1,974.70
Partners' capital, (net asset value) at Dec. 31, 2013		$ 20,460,216			$ 218,187,750			$ 2,851,909			$ 4,349,828			$ 8,301,280			$ 14,742,440			$ 173,082,168
Partners' capital, (net asset value) (in units) at Dec. 31, 2013		17,492.46			222,772.45			3,313.23			5,130.96			9,938.76			17,903.21			228,934.56
Partners' capital, (net asset value) at Dec. 31, 2013																						$ 447,372,009
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2013			$ 1,169.66			$ 979.42			$ 860.76			$ 847.76			$ 835.24			$ 823.45			$ 756.03
Increase (Decrease) in Partners' Capital
Contributions											$ 7,000			$ 4,512,500			$ 45,500			$ 2,877,700		7,442,700
Contributions (in units)											8.26			5,110.56			57.38			3,959.10
Redemptions	$ (500,000)	$ (6,021,131)			$ (62,793,949)			$ (1,274,439)		$ (600,000)	$ (3,608,100)			$ (4,727,567)		$ (500,000)	$ (10,123,533)			$ (79,590,652)		(169,739,371)
Redemptions (in units)	(456.65)	(5,367.12)			(66,902.61)			(1,510.49)		(736.87)	(4,414.80)			(5,842.75)		(645.12)	(12,763.75)			(107,331.93)
Net income (loss)	$ (10,168)	$ 688,153			$ 6,530,212		$ 76,246	$ 108,366		$ (5,614)	$ (82,077)		$ 107,073	$ 321,553		$ 68,805	$ 5,919			$ 5,645,382		13,453,850
Partners' capital, (net asset value) at Dec. 31, 2014	$ 383,435						$ 958,529			$ 242,148			$ 1,253,774			$ 1,194,874
Partners' capital, (net asset value) (in units) at Dec. 31, 2014	307.34						1,025.00			263.13			1,372.89			1,329.58
Partners' capital, (net asset value) at Dec. 31, 2014		$ 15,127,238			$ 161,924,013			$ 1,685,836			$ 666,651			$ 8,407,766			$ 4,670,326			$ 102,014,598
Partners' capital, (net asset value) (in units) at Dec. 31, 2014		12,125.34			155,869.84			1,802.74			724.42			9,206.57			5,196.84			125,561.73
Partners' capital, (net asset value) at Dec. 31, 2014																						298,529,188
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2014	$ 1,247.570		$ 1,247.57	$ 1,038.840		$ 1,038.84	$ 935.150		$ 935.15	$ 920.260		$ 920.26	$ 913.240		$ 913.24	$ 898.690		$ 898.69	$ 812.470		$ 812.47
Increase (Decrease) in Partners' Capital
Contributions														$ 18,081,254						$ 1,669,956		19,751,210
Contributions (in units)														19,977.51						2,049.41
Redemptions		$ (2,654,887)			$ (21,708,027)			$ (480,775)			$ (187,697)			$ (5,837,752)			$ (1,440,566)			$ (38,892,725)		(71,202,429)
Redemptions (in units)		(2,367.35)			(22,241.18)			(540.60)			(208.90)			(6,680.39)			(1,703.32)			(49,191.57)
Net income (loss)	$ (47,567)	$ (1,808,792)			$ (19,398,126)		$ (100,051)	$ (147,970)		$ (25,804)	$ (55,101)		$ (131,152)	$ (2,249,884)		$ (127,181)	$ (424,356)			$ (8,827,146)		(33,343,130)
Partners' capital, (net asset value) at Dec. 31, 2015	$ 335,868		$ 335,868				$ 858,478		$ 858,478	$ 216,344		$ 216,344	$ 1,122,622		$ 1,122,622	$ 1,067,693		$ 1,067,693
Partners' capital, (net asset value) (in units) at Dec. 31, 2015	307.34		307.34				1,025.00		1,025.00	263.13		263.13	1,372.89		1,372.89	1,329.58		1,329.58
Partners' capital, (net asset value) at Dec. 31, 2015		$ 10,663,559	$ 10,663,559		$ 120,817,860	$ 120,817,860		$ 1,057,091	$ 1,057,091		$ 423,853	$ 423,853		$ 18,401,384	$ 18,401,384		$ 2,805,404	$ 2,805,404		$ 55,964,683	$ 55,964,683
Partners' capital, (net asset value) (in units) at Dec. 31, 2015		9,757.99	9,757.99		133,628.66	133,628.66		1,262.14	1,262.14		515.52	515.52		22,503.69	22,503.69		3,493.52	3,493.52		78,419.57	78,419.57
Partners' capital, (net asset value) at Dec. 31, 2015																						213,734,839
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2015	$ 1,092.800		$ 1,092.80	904.130		$ 904.13	$ 837.540		$ 837.54	$ 822.190		$ 822.19	$ 817.710		$ 817.71	$ 803.030		$ 803.03	713.660		$ 713.66
Increase (Decrease) in Partners' Capital
Contributions								$ 55,000						$ 26,088,861						$ 24,408		26,168,269
Contributions (in units)								63.13						30,189.70						34.49
Redemptions		$ (1,384,429)			$ (20,619,825)		$ (400,000)	$ (332,692)			$ (181,799)		$ (400,000)	$ (11,181,039)		$ (900,000)	$ (1,025,747)			$ (38,776,277)		(75,201,808)
Redemptions (in units)		(1,237.38)			(22,341.88)		(450.87)	(382.89)			(214.69)		(448.12)	(13,253.63)		(1,097.77)	(1,228.93)			(52,048.28)
Net income (loss)	$ (2,629)	$ (40,663)			$ (1,070,494)		$ 29,156	$ 21,011		$ 2,463	$ 8,104		$ 53,094	$ (226,422)		$ 23,127	$ 84,538			$ 1,782,353		663,638
Partners' capital, (net asset value) at Dec. 31, 2016	$ 333,239		$ 333,239				$ 487,634		$ 487,634	$ 218,807		$ 218,807	$ 775,716		$ 775,716	$ 190,820		$ 190,820
Partners' capital, (net asset value) (in units) at Dec. 31, 2016	307.34		307.34				574.13		574.13	263.13		263.13	924.77		924.77	231.81		231.81
Partners' capital, (net asset value) at Dec. 31, 2016		$ 9,238,467	$ 9,238,467		$ 99,127,541	$ 99,127,541		$ 800,410	$ 800,410		$ 250,158	$ 250,158		$ 33,082,784	$ 33,082,784		$ 1,864,195	$ 1,864,195		$ 18,995,167	$ 18,995,167
Partners' capital, (net asset value) (in units) at Dec. 31, 2016		8,520.61	8,520.61		111,286.78	111,286.78		942.38	942.38		300.83	300.83		39,439.76	39,439.76		2,264.59	2,264.59		26,405.78	26,405.78
Partners' capital, (net asset value) at Dec. 31, 2016																						$ 165,364,938
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2016	$ 1,084.250		$ 1,084.25	$ 890.740		$ 890.74	$ 849.350		$ 849.35	$ 831.550		$ 831.55	$ 838.820		$ 838.82	$ 823.190		$ 823.19	$ 719.360		$ 719.36